Customer Contract Related Balances - Summary of Significant Movements in Contract Assets and Liabilities (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Performance Obligations [Abstract]
Revenue recognized in the year relating to the opening contract liability balance	kr 20,563	kr 23,461
Revenue recognized relating to performance obligations satisﬁed, or partially satisfied, in prior reporting periods	458	31
Aggregate amount of transaction price allocated to unsatisﬁed, or partially unsatisﬁed, performance obligations	kr 93,934	kr 101,474